Supplement Dated July 19, 2019
To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 31, 2019, please delete all references to Thomas J. Marthaler.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Growth Fund, please add the following:

•
Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following:

•
Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

The Fund uses a focused approach of investing in a smaller number of issuers, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following:

•
Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/JPMorgan Global Allocation Fund, please add the following as the last paragraph:

JNAM will voluntarily waive its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”).  The voluntary waiver is estimated to be 0.21%.  The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan Mid Cap Growth Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/JPMorgan Mid Cap Growth Fund, please add the following:

•
Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Lazard Emerging Markets Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/S&P Mid 3 Fund, please add the following:

•
Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

•
Consumer discretionary risk – If a Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Growth Fund, please add the following:

•	Information technology sector risk

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following:

•	Information technology sector risk

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

The Fund uses a focused approach of investing in a smaller number of issuers, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following:

•	Information technology sector risk

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/JPMorgan Mid Cap Growth Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/JPMorgan Mid Cap Growth Fund, please add the following:

•	Sector risk

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Lazard Emerging Markets Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/S&P Mid 3 Fund, please add the following:

•	Sector risk
•	Consumer discretionary risk

In the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Oppenheimer Emerging Markets Innovator Fund, please delete the third and fourth paragraphs in the entirety and replace with the following:

Mr. Leverenz is a portfolio manager of Invesco and/or its affiliates since May 2019.  Prior to 2019, Mr. Leverenz was the Director of Emerging Markets Equities Oppenheimer since January 2013, a Senior Vice President of the Sub-Adviser since November 2009 and was a Vice President of Oppenheimer from July 2004 to October 2009. Mr. Leverenz was the Head of Research in Taiwan and Director of Pan-Asian Technology Research for Goldman Sachs from 2002 to 2004. He was an Analyst and Head of Equity Research in Taiwan for Barclays de Zoete Wedd (now Credit Suisse) from 1993 to 1995 and from 1997 to 2000, respectively. He was a portfolio manager at Martin Currie Investment Management from 1995 to 1997.

Ms. Heikenfeld is a portfolio manager of Invesco and/or its affiliates since May 2019.  Prior to 2019, Ms. Heikenfeld was a Vice President of Oppenheimer since January 2011 and Director of Equity Research with Oppenheimer since December 2012. She joined the Developing Markets Team of Oppenheimer in January 2013. From 2002 to 2012, she worked on the Global Equity Team with Oppenheimer. She was a Senior Research Analyst from 2008 to 2012 and an Analyst from 2000 to 2008, with Oppenheimer. Prior to that, she was a bond analyst with Oppenheimer from 2000 to 2002.

In the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Oppenheimer Global Growth Fund, please delete the second paragraph in the entirety and replace with the following:

The portfolio manager of the JNL/Oppenheimer Global Growth Fund is John Delano, CFA. Mr. Delano is a portfolio manager of Invesco and/or its affiliates since May 2019.  Prior to 2019, Mr. Delano was a Vice President and Director of Equity Research, Global Team of Oppenheimer since 2010. Prior to that, Mr. Delano served as Director of Equity Research, Growth Team, of Oppenheimer since 2007.  Mr. Delano is principally responsible for the day-to-day management of the JNL/Oppenheimer Global Growth Fund's portfolio.  Mr. Delano has been a manager of the JNL/Oppenheimer Global Growth Fund since April 2017 and a Portfolio Manager at Oppenheimer since March 2017. He has earned the right to use the Chartered Financial Analyst designation.

In the section entitled, “Glossary of Risks,” please add the following:

Information technology sector risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

This Supplement is dated July 19, 2019.

Supplement Dated July 19, 2019
To The Statement of Additional Information
Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 31, 2019, please delete all references to Thomas J. Marthaler.

On pages 123-124, in the section entitled, “Trustees and Officers of the Trust,” under “Ownership of Trustees of Shares in the Funds of the Trust,” please delete the table and corresponding endnotes in the entirety and replace with the following:

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of equity Securities in All registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Mark D. Nerud[1]	$10,001 - $50,000	Over $100,000
JNL/MFS Mid Cap Value Fund
$50,001 - $100,000
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
Over $100,000
JNL/WMC Value Fund
Eric O. Anyah[3]	None	$50,001 - $100,000
Michael Bouchard[3]	None	$50,001 - $100,000
Ellen Carnahan[3]	None	Over $100,000
William J. Crowley, Jr. [3]	None	Over $100,000
Michelle Engler[2]	$1 - $10,000	Over $100,000
JNL/American Funds New World Fund
JNL/Causeway International Value Select Fund
$10,001 - $50,000
JNL Multi-Manager Small Cap Growth Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/T. Rowe Price Established Growth Fund
John Gillespie[3]	None	Over $100,000
William R. Rybak[2]	$50,001 - $100,000	Over $100,000
JNL/Mellon Small Cap Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
Over $100,000
JNL/Mellon S&P 500 Index Fund
Mark S. Wehrle[3]	None	Over $100,000
Edward Wood[3]	None	Over $100,000
Patricia A. Woodworth[3]	None	Over $100,000
1 The beneficial interests of Mr. Nerud in shares of the Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson for its officers and employees.
2 Mr. Rybak and Ms. Engler own a Jackson National Life Insurance Company variable annuity under which each of their investments is allocated to the investment divisions that invest in the Funds.
3 These Trustees hold investments through the deferred compensation plan in “clone” retail funds run by sub-advisers on the JNL platform, which may include retail clones of each of the sleeves of the JNAM Multi-Manager Funds. The investments are not in the Funds themselves.

This Supplement is dated July 19, 2019.